Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt
Current maturities of long-term debt	$ 5,477	$ 3,485
Commercial paper	20	0
Bank borrowings	1	1
Total	$ 5,498	$ 3,486